Accounts Receivable - Summary of Movements in Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Allowance For Doubtful Accounts Receivable Rollforward
Balance at beginning of the year	¥ 4,770	$ 731	¥ 98
Provisions	7,726	1,184	4,710
Write-offs			(38)
Balance at end of the year	¥ 12,496	$ 1,915	¥ 4,770